Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 1,524	$ 2,090
Dividends paid to non-controlling interest	$ 115	123
Scotiabank Chile S A [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.21%
Non-controlling interests in subsidiaries	$ 227	790
Dividends paid to non-controlling interest	$ 27	55
Scotiabank Colpatria -S- -A- [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%
Non-controlling interests in subsidiaries	$ 332	405
Dividends paid to non-controlling interest	$ 12
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	28.20%
Non-controlling interests in subsidiaries	$ 279	261
Dividends paid to non-controlling interest	$ 10	12
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.10%
Non-controlling interests in subsidiaries	$ 413	367
Dividends paid to non-controlling interest	52	56
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	273	$ 267
Dividends paid to non-controlling interest	$ 14
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.10%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%